ASSET RETIREMENT OBLIGATIONS (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2022	Mar. 31, 2021
Disposition due to sale of property	$ 684,679	$ 22,545
Percentage of discounted	10.00%	10.00%
White River Holdings Corp [Member]
Discounted to present value percentage			10.00%	10.00%
Disposition due to sale of property			$ 383,450